Income Taxes - Summary of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Current income tax expense
Related to current year	$ 345.0	$ 284.6
Related to prior years	(11.0)	(2.9)
Total current income tax expense	334.0	281.7
Deferred income tax expense
Temporary differences	(49.1)	3.6
Effect of income tax rate changes on deferred income taxes	(0.1)	(0.7)
Increase (decrease) in valuation allowance	15.7	(2.5)
Total deferred income tax expense	(33.5)	0.4
Income tax expense	$ 300.5	$ 282.1